Revenue (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Revenue

	Three Months Ended June 30				Six Months Ended June 30
(in thousands)	2018		2017		2018		2017
Sales
Silver
Silver credit sales	$87,620	41%	$95,799	48%	$182,109	44%	$170,228	43%
Concentrate sales	11,027	5%	13,015	6%	22,704	6%	29,750	7%

	$98,647	46%	$108,814	54%	$204,813	50%	$199,978	50%

Gold
Gold credit sales	$110,688	52%	$81,696	41%	$201,545	49%	$177,195	45%
Concentrate sales	3,065	2%	9,174	5%	5,294	1%	20,462	5%

	$113,753	54%	$90,870	46%	$206,839	50%	$197,657	50%

Total sales revenue	$212,400	100%	$199,684	100%	$411,652	100%	$397,635	100%